Acquisitions of business operations - Fair values assigned 2016 acquisitions (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Goodwill (Note 8)		$ 11,825	$ 11,658	$ 11,800
Total upfront consideration	$ 2,500	1,500
Net cash outflow		$ 1,450	$ 2,564	$ 2,446
Acerta Pharma Acquisition
Disclosure of detailed information about business combination [line items]
Intangible assets (Note 9)	7,307
Current assets	253
Current liabilities	(90)
Deferred tax liabilities	(1,777)
Total net assets acquired	5,693
Non-controlling interests	(1,903)
Goodwill (Note 8)	19
Fair value of total consideration	3,809
Less: consideration	(1,332)
Total upfront consideration	2,477
Less: cash and cash equivalents acquired	(94)
Net cash outflow	$ 2,383